Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell measured at fair value	$ 62,182	$ 68,656
Trading account assets, pledged as collateral	110,893	111,817
Debt securities:
Carried at fair value, pledged as collateral	46,976	52,283
Held-to-maturity, fair value	59,641	52,430
Held-to-maturity, pledged as collateral	17,124	20,869
Loans and leases, measured at fair value	8,681	10,042
Loans and leases, pledged as collateral	52,959	71,579
Mortgage servicing rights, measured at fair value	3,530	5,042
Loans held-for-sale, measured at fair value	6,801	6,656
Other assets, measured at fair value	13,873	18,055
Deposits in U.S. offices:
Interest-bearing, measured at fair value	1,469	1,899
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	35,357	26,500
Other assets, measured at fair value	2,697	1,520
Accrued expenses and other liabilities, measured at fair value	12,055	11,233
Accrued expenses and other liabilities, reserve for unfunded lending commitments	528	484
Long-term debt, measured at fair value	36,404	47,035
Shareholders’ equity
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	3,647,790	3,407,790
Preferred stock, shares outstanding	3,647,790	3,407,790
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	12,800,000,000	12,800,000,000
Common stock, shares issued	10,516,542,476	10,591,808,296
Common stock, shares outstanding	10,516,542,476	10,591,808,296
Consolidated VIEs | Short-term borrowings
Shareholders’ equity
Non-recourse debt	0	77
Consolidated VIEs | Long-term debt
Shareholders’ equity
Non-recourse debt	11,943	16,209
Consolidated VIEs | Other liabilities
Shareholders’ equity
Non-recourse debt	$ 84	$ 138